SEGMENTED INFORMATION - Summary of Consolidated Revenue Split by Geographical Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 5,876	$ 5,038	$ 4,711
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,834	2,689	2,527
Wind
Disclosure of operating segments [line items]
Revenues	1,705	1,213	1,146
Solar
Disclosure of operating segments [line items]
Revenues	943	751	700
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	380	350	298
Sustainable solutions
Disclosure of operating segments [line items]
Revenues	14	35	40
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,110	1,135	1,211
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	235	269	181
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	$ 1,489	$ 1,285	$ 1,135